Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40850
Entity Registrant Name	EXSCIENTIA PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	The Schrödinger Building
Entity Address, Address Line Two	Oxford Science Park
Entity Address, City or Town	Oxford
Entity Address, Postal Zip Code	OX4 4GE
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	122,963,545
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001865408
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares, each representing one ordinary share, nominal value £0.0005 per share
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.0005 per share
Trading Symbol	EXAI
Security Exchange Name	NASDAQ
Ordinary shares, nominal value £0.0005 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.0005 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Contact Person
Entity Addresses [Line Items]
Entity Address, Address Line One	The Schrödinger Building
Entity Address, Address Line Two	Oxford Science Park
Entity Address, City or Town	Oxford
Entity Address, Postal Zip Code	OX4 4GE
Entity Address, Country	GB
Country Region	44
City Area Code	0
Local Phone Number	1865 818941
Contact Personnel Name	Andrew L. Hopkins